SEGMENTED INFORMATION (Narrative) (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement [Line Items]
Royalty interest	$ 21,943,743	$ 25,831,152	$ 28,798,980	$ 29,327,960
Serbia [Member]
Statement [Line Items]
Royalty interest	$ 200,000